Filed pursuant to Rule 497(c)

Registration Nos. 333-33607 and 811-08333

[CHAPMAN AND CUTLER LLP LETTERHEAD]

December 17, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II
(Files Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”) and it series, Nuveen Emerging Markets Equity Fund, we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(c) filing with the Securities and Exchange Commission on November 27, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

  Morrison C. Warren

Enclosures